Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2012
Prepaid Expenses and Other Current Assets
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise:

	As of March 31,
	2011	2012
	US$	US$
Prepaid expenses	792,126	798,276
Supplier advances	84,513	168,737
Rent deposits	695,979	297,289
Other advances and deposits	55,417	50,920
Loans to employees	72,882	59,650
Others	2,046	263

Total	1,702,963	1,375,135